FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The carrying amounts of the financial instruments are presented in the table below and are classified according to the following categories:

	December 31, 2020	December 31, 2019
	$	$
Financial assets
Fair value through profit or loss
Cash and cash equivalents	483,598	118,360
Investments	133,375	138,412
Other assets	12,210	26,856
Amortized cost
Client and trust funds on deposit	973,143	364,964
Accounts receivable	219,074	159,760
Other assets	44,314	39,564
Total financial assets	1,865,714	847,916

Financial liabilities
Fair value through profit or loss
Provisions and other financial liabilities	240,516	8,650
Amortized cost
Accounts payable and accrued liabilities	308,797	242,176
Provisions and other financial liabilities	143,036	24,486
Dividends payable	75,297	79,845
Client and trust funds payable	961,080	368,348
Long-term debt	2,456,116	1,604,494
Total financial liabilities	4,184,842	2,327,999
CI’s investments as at December 31, 2020 and 2019 include CI’s marketable securities which are comprised of seed capital investments in CI’s mutual funds and strategic investments. Mutual fund securities are valued using the net asset value per unit of each fund, which represents the underlying net assets at fair values determined using closing market prices. CI’s mutual fund securities that are valued daily are classified as level 1 in the fair value hierarchy. Mutual fund securities and strategic investments that are valued less frequently are classified as level 2 in the fair value hierarchy. CI’s investments as at December 31, 2020, also include securities owned, at market, consisting of money market and equity securities. Money market and equity securities are valued based on quoted prices and are classified as level 1 in the fair value hierarchy. There have been no transfers between level 1, level 2 and level 3 during the year.
Investments consist of the following as at December 31, 2020:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	118,126	37,193	77,278	3,655
Securities owned, at market	15,249	15,249	—	—
Total investments	133,375	52,442	77,278	3,655
Investments consist of the following as at December 31, 2019:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	118,243	40,587	74,003	3,653
Securities owned, at market	20,169	20,169	—	—
Total investments	138,412	60,756	74,003	3,653
Included in other assets are long-term private equity strategic investments of $12,210 [2019 - $26,856] valued using level 3 inputs.
Included in provisions and other financial liabilities, as at December 31, 2020 is put option payable on non-controlling interest of $109,394 [2019 - $7,573] and contingent consideration payable of $131,122 carried at fair value and classified as level 3 in the fair value hierarchy. The fair value of the put option payable and contingent consideration payable was determined using a combination of the discounted cash flow method and Monte-Carlo simulations. Significant unobservable inputs include discount rates in the range of 3% to 16% and volatility of up to 52%. The estimated fair value of the put option payable and contingent consideration payable would increase (decrease) if the discount rate was lower (higher) and volatility was higher (lower).
Long-term debt as at December 31, 2020 includes debentures with a fair value of $2,575,740 [2019 - $1,586,136], as determined by quoted market prices, which have been classified as level 2 in the fair value hierarchy.